Subsequent Event - Additional Information (Detail) - USD ($)	Aug. 15, 2016	Jan. 12, 2016	Mar. 14, 2016
Subsequent Event [Line Items]
Stock Issued During Period Shares New Issues		21,153,997
Debt Conversion, Converted Instrument, Amount		$ 2,100,000
Warrant Expiration Terms	5 years
Stock Award 2016 Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Grants in Period, Maximum Number			2,000,000
Common Stock, Capital Shares Reserved for Future Issuance			9,000,000
Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 2,100,000
Shares Issued, Price Per Share		$ 0.35
Debt Conversion, Converted Instrument, Shares Issued		6,081,858
RegistrationRightsAgreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage Of Liquidated Damages On Aggregate Purchase Price	1.00%
RegistrationRightsAgreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Percentage Of Liquidated Damages On Aggregate Purchase Price	10.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period Shares New Issues		21,153,997
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		6,081,858
Subsequent Event [Member] | Convertible Notes, Accrued Interest [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 28,652
Subsequent Event [Member] | Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock		7,400,000
Debt Conversion, Converted Instrument, Amount		$ 2,100,000
Shares Issued, Price Per Share		$ 0.35
Subsequent Event [Member] | Stock Purchase Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage of Liquidity Damages to Purchase Price of Units		1.00%
Subsequent Event [Member] | Stock Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Percentage of Liquidity Damages to Purchase Price of Units		10.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.4375
Shares Issued, Price Per Share	$ 0.35
Sale Of Stock Number Of Shares Authorized In Transaction	7,929,993
Sale Of Stock Remaining Number Of Shares In Transaction	1,643,570
Warrant Expiration Terms	5 years
Sale of Stock, Number of Shares Issued in Transaction	6,286,423
Sale of Stock, Consideration Received on Transaction	$ 2,200,000
Sale of Stock, Consideration Received Per Transaction	$ 575,000